FINANCIAL INSTRUMENTS- Schedule of financial assets measured at fair value level on recurring basis (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Financial Assets
Financial Assets	$ 1,675,658	$ 592,491
Cash and cash equivalent
Financial Assets
Financial Assets	16,839,959	21,950,211
Short-term investment - bonds
Financial Assets
Financial Assets		258,702
Equity investments
Financial Assets
Financial Assets	54,020	56,539
Level 1 | Cash and cash equivalent
Financial Assets
Financial Assets	16,839,959	21,950,211
Level 1 | Short-term investment - bonds
Financial Assets
Financial Assets		258,702
Level 1 | Equity investments
Financial Assets
Financial Assets	$ 54,020	$ 56,539